Other losses, net - Additional information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Other Nonoperating Gains or Losses [Line Items]
Gain on disposal of discontinued operations (Note)	$ 1,728
Balance due written off	3,900
Discontinued operations
Other Nonoperating Gains or Losses [Line Items]
Gain on disposal of discontinued operations (Note)	2,585
Continuing and discontinued operations
Other Nonoperating Gains or Losses [Line Items]
Gain on disposal of discontinued operations (Note)	$ 4,313